UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04719

            The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)

(Exact name of registrant as specified in charter)

One Corporate Center

                                              Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.7%
	Aerospace and Defense — 0.3%
252,312	Innovative Solutions & Support Inc.	$867,953
158,229	Kratos Defense & Security Solutions Inc.†	795,892

		1,663,845

	Agriculture — 0.3%
225	J.G. Boswell Co.	183,825
69,000	Limoneira Co.	1,337,910

		1,521,735

	Airlines — 0.0%
225,000	AMR Corp.†	178,875

	Automotive — 0.5%
26,200	Lithia Motors Inc., Cl. A	980,404
66,500	Sonic Automotive Inc., Cl. A	1,389,185
80,000	Wabash National Corp.†	717,600

		3,087,189

	Automotive: Parts and Accessories — 3.8%
5,000	China Automotive Systems Inc.†	23,950
105,000	Dana Holding Corp.	1,639,050
40,000	Federal-Mogul Corp.†	320,800
136,600	Modine Manufacturing Co.†	1,110,558
60,000	Puradyn Filter Technologies Inc.†	7,440
31,517	Shiloh Industries Inc.	324,625
27,200	Spartan Motors Inc.	134,096
253,000	Standard Motor Products Inc.	5,621,660
174,828	Strattec Security Corp.(a)	4,512,311
201,313	Superior Industries International Inc.	4,106,785
40,000	Tenneco Inc.†	1,404,400
370,706	The Pep Boys - Manny, Moe & Jack	3,644,040
7,879	West Marine Inc.†	84,699

		22,934,414

	Aviation: Parts and Services — 2.9%
13,500	Astronics Corp.†	308,880
3,577	Astronics Corp., Cl. B†	77,621
124,485	Ducommun Inc.†	2,012,922
1,178,800	GenCorp Inc.†	10,786,020
116,601	Kaman Corp.	4,290,917

		17,476,360

	Broadcasting — 2.9%
614,200	Acme Communications Inc.	85,988
558,465	Beasley Broadcast Group Inc., Cl. A(a)	2,730,894
80,000	Crown Media Holdings Inc., Cl. A†	148,000
3,700	Cumulus Media Inc., Cl. A†	9,879
73,800	Entercom Communications Corp., Cl. A†	515,124
3,800	Equity Media Holdings Corp.†(b)	0
190,261	Fisher Communications Inc.	5,135,144
924	Granite Broadcasting Corp.†(b)	5
607,500	Gray Television Inc.†	1,336,500
30,832	Gray Television Inc., Cl. A†	53,648
160,834	LIN TV Corp., Cl. A†	1,211,081
885,029	Media General Inc., Cl. A†	3,805,625
318,132	Salem Communications Corp., Cl. A	1,737,001
50,000	Sinclair Broadcast Group Inc., Cl. A	631,000

		17,399,889

	Building and Construction — 0.9%
100	Builders FirstSource Inc.†	558
834,565	Huttig Building Products Inc.†	1,335,304
176,000	Material Sciences Corp.†	1,589,280
68,974	MYR Group Inc.†	1,534,672
500	Nortek Inc.†	33,125
29,800	The Monarch Cement Co.	601,960

		5,094,899

	Business Services — 5.2%
66,900	ACCO Brands Corp.†	491,046

Shares		Market Value
28,000	ANC Rental Corp.†(b)	$3
241,000	Ascent Capital Group Inc., Cl. A†	14,927,540
19,000	Cenveo Inc.†	51,300
103	Chazak Value Corp.†(b)	0
657,889	Edgewater Technology Inc.†(a)	2,499,978
50,000	Fortegra Financial Corp.†	444,500
105,236	GP Strategies Corp.†	2,173,123
40,000	Intermec Inc.†	394,400
464,877	Internap Network Services Corp.†	3,226,246
6,500	Keynote Systems Inc.	91,585
1,500	Liquidity Services Inc.†	61,290
256,080	ModusLink Global Solutions Inc.†	742,632
290,900	Pure Technologies Ltd.†	1,342,345
162,438	Stamps.com Inc.†	4,093,438
51,700	The Active Network Inc.†	253,847
175,000	Trans-Lux Corp.†	43,750

		30,837,023

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A†(b)	0
90,000	Adelphia Communications Corp., Escrow†(b)	0
90,000	Adelphia Recovery Trust†	360
20,000	Outdoor Channel Holdings Inc.	152,000

		152,360

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	546,750

	Commercial Services — 1.0%
23,300	ICF International Inc.†	546,152
32,029	KAR Auction Services Inc.	648,267
20,000	Macquarie Infrastructure Co. LLC	911,200
34,000	McGrath RentCorp	986,680
30,000	Pendrell Corp.†	38,100
208,375	PRGX Global Inc.†	1,344,019
760,000	Swisher Hygiene Inc.†	1,314,165

		5,788,583

	Communications Equipment — 0.4%
13,265	Communications Systems Inc.	137,956
285,000	Sycamore Networks Inc.	638,400
265,077	Symmetricom Inc.†	1,529,494
3,000	Technical Communications Corp.	13,500
30,000	ViewCast.com Inc.†	1,800

		2,321,150

	Computer Software and Services — 3.5%
246,900	Callidus Software Inc.†	1,120,926
16,000	Cinedigm Digital Cinema Corp., Cl. A†	22,400
102,538	Computer Task Group Inc.†	1,869,268
19,800	Constant Contact Inc.†	281,358
20,000	Daegis Inc.†	21,200
85,000	EarthLink Inc.	549,100
35,000	Emulex Corp.†	255,500
780,000	FalconStor Software Inc.†	1,817,400
451,900	Furmanite Corp.†	2,426,703
1,910	Gemalto NV	171,436
489,892	Global Sources Ltd.†	3,174,500
45,300	GSE Systems Inc.†	97,848
153,000	Guidance Software Inc.†	1,816,110
350,000	Harris Interactive Inc.†	420,000
437,709	Lionbridge Technologies Inc.†	1,759,590
107,900	Mercury Systems Inc.†	992,680
237,500	Mitek Systems Inc.†	762,375
4,400	MTS Systems Corp.	224,092
154,831	Official Payments Holdings Inc.†	873,247
115,096	Pervasive Software Inc.†	1,025,505
6,000	Qualstar Corp.†	8,640
37,300	Rimage Corp.	249,164
51,541	Schawk Inc.	678,280

See accompanying notes to schedule of investments.

1

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
3,800	Tyler Technologies Inc.†	$184,072

		20,801,394

	Consumer Products — 2.3%
244,289	A. T. Cross Co., Cl. A†	2,633,435
8,000	Blyth Inc.	124,400
2,000	Brunswick Corp.	58,180
29,000	Callaway Golf Co.	188,500
585,000	Eastman Kodak Co.†	104,715
56,000	Heelys Inc.†	124,880
4,300	Johnson Outdoors Inc., Cl. A†	85,656
119,376	Kid Brands Inc.†	185,033
11,400	Lakeland Industries Inc.†	56,658
712,467	Marine Products Corp.	4,075,311
13,000	MarineMax Inc.†	116,220
200	National Presto Industries Inc.	13,820
40,900	Nautilus Inc.†	143,559
130,009	Oil-Dri Corp. of America	3,588,248
5,700	PC Group Inc.†	74
62,900	Steinway Musical Instruments Inc.†	1,330,335
10,400	Syratech Corp.†	31
157,917	The Wet Seal Inc., Cl. A†	435,851
119,200	ValueVision Media Inc., Cl. A†	214,560

		13,479,466

	Consumer Services — 0.6%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	1,867,311
27,000	Bowlin Travel Centers Inc.†	37,800
800	Collectors Universe Inc.	8,024
175,000	Stewart Enterprises Inc., Cl. A	1,337,000
3,500	Valassis Communications Inc.	90,230
33,405	XO Group Inc.†	310,667

		3,651,032

	Diversified Industrial — 8.8%
20,000	A.M. Castle & Co.†	295,400
54,000	American Railcar Industries Inc.	1,713,420
210,300	Ampco-Pittsburgh Corp.	4,201,794
166,000	Burnham Holdings Inc., Cl. A(a)	2,365,500
126,197	Chase Corp.	2,347,264
127,300	Columbus McKinnon Corp.†	2,102,996
180,600	FormFactor Inc.†	823,536
49,300	Graham Corp.	961,350
283,603	Griffon Corp.	3,250,090
394,800	Handy & Harman Ltd.†	5,949,636
25,000	Haulotte Group SA†	179,844
17,000	Haynes International Inc.	881,790
242,800	Katy Industries Inc.†	43,704
27,464	L.B. Foster Co., Cl. A	1,193,036
61,635	Lawson Products Inc.	610,187
183,949	Lydall Inc.†	2,637,829
60,255	Magnetek Inc.†	620,627
312,900	Myers Industries Inc.	4,740,435
402,800	National Patent Development Corp.†	1,047,280
213,375	Park-Ohio Holdings Corp.†	4,547,021
3,200	Raven Industries Inc.	84,352
15,200	RWC Inc.†	133,000
389,035	Sevcon Inc.†(a)	1,410,252
82,000	Standex International Corp.	4,205,780
34,188	Steel Partners Holdings LP†	403,077
109,483	Tredegar Corp.	2,235,643
171,068	Twin Disc Inc.	2,981,715
61,290	Vishay Precision Group Inc.†	810,254

		52,776,812

	Educational Services — 0.7%
355,000	Corinthian Colleges Inc.†	866,200
340,100	Universal Technical Institute Inc.	3,414,604

Shares		Market Value
108,500	Voyager Learning Co., Escrow†(b)	$0

		4,280,804

	Electronics — 5.0%
30,000	A123 Systems Inc.†	543
30,500	Alliance Semiconductor Corp.†	7,625
14,000	Badger Meter Inc.	663,740
45,451	Ballantyne Strong Inc.†	149,988
107,300	Bel Fuse Inc., Cl. A	1,846,633
1,800	Bel Fuse Inc., Cl. B	35,190
55,000	BTU International Inc.†	109,450
301,500	CTS Corp.	3,204,945
31,000	Daktronics Inc.	343,170
101,867	Dialight plc	1,759,038
98,049	Electro Scientific Industries Inc.	975,588
35,000	IMAX Corp.†	786,800
20,000	Iteris Inc.†	34,000
50,500	Mesa Laboratories Inc.	2,530,555
72,800	Methode Electronics Inc.	730,184
34,030	MIPS Technologies Inc.†	266,115
75,000	MOCON Inc.	1,079,250
53,256	MoSys Inc.†	185,331
63,800	Newport Corp.†	858,110
51,200	Park Electrochemical Corp.	1,317,376
70,000	Pericom Semiconductor Corp.†	562,100
330,000	Pulse Electronics Corp.†	102,465
56,000	Rofin-Sinar Technologies Inc.†	1,214,080
79,000	Schmitt Industries Inc.†	238,580
6,776	Sparton Corp.†	93,983
265,200	Stoneridge Inc.†	1,357,824
34,000	Texas Industries Inc.†	1,734,340
134,900	Ultra Clean Holdings†	662,359
224,650	Ultralife Corp.†	727,866
77,800	Ultratech Inc.†	2,901,940
204,000	Zygo Corp.†	3,202,800

		29,681,968

	Energy and Utilities: Integrated — 0.5%
179,800	Headwaters Inc.†	1,539,088
29,500	MGE Energy Inc.	1,503,025

		3,042,113

	Energy and Utilities: Natural Gas — 1.0%
71,554	Abraxas Petroleum Corp.†	156,703
22,342	American DG Energy Inc.†	51,610
34,500	Chesapeake Utilities Corp.	1,566,300
90,570	Corning Natural Gas Corp.	1,385,721
82,580	Delta Natural Gas Co. Inc.	1,614,439
95,800	Gastar Exploration Ltd.†	115,918
3,000	Piedmont Natural Gas Co. Inc.	93,930
35,400	RGC Resources Inc.	673,308
15,200	U.S. Energy Corp.†	22,800
10,928	Whitecap Resources Inc.†	95,031

		5,775,760

	Energy and Utilities: Oil — 0.5%
194,844	Callon Petroleum Co.†	915,767
24,333	Halcon Resources Corp.†	168,387
10,900	Mitcham Industries Inc.†	148,567
63,600	Tesco Corp.†	724,404
197,600	Triangle Petroleum Corp.†	1,183,624

		3,140,749

	Energy and Utilities: Services — 1.7%
58,000	Archer Ltd.†	48,005
85,300	Dawson Geophysical Co.†	2,250,214
20,000	Flotek Industries Inc.†	244,000
24,690	Gulf Island Fabrication Inc.	593,301
210,000	Layne Christensen Co.†	5,096,700
70,100	Pike Electric Corp.	669,455
90,000	RPC Inc.	1,101,600

See accompanying notes to schedule of investments.

2

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Services (Continued)
9,500	Subsea 7 SA, ADR	$229,995
10,000	TGC Industries Inc.	81,900

		10,315,170

	Energy and Utilities: Water — 0.8%
6,000	Artesian Resources Corp., Cl. A	134,580
42,174	Cadiz Inc.†	334,018
5,000	California Water Service Group	91,750
64,000	Consolidated Water Co. Ltd.	473,600
55,000	Energy Recovery Inc.†	187,000
11,200	Middlesex Water Co.	219,072
99,300	SJW Corp.	2,641,380
28,500	The York Water Co.	500,745

		4,582,145

	Entertainment — 0.4%
40,500	Canterbury Park Holding Corp.	393,255
252,500	Dover Motorsports Inc.	426,725
674,641	Entravision Communications Corp., Cl. A	1,119,904
65,100	RealD Inc.†	729,771
500	RLJ Entertainment Inc.†	2,500
15,000	Triple Crown Media Inc.†(b)	3

		2,672,158

	Environmental Control — 0.2%
7,500	BioteQ Environmental Technologies Inc.†	1,093
319,800	Casella Waste Systems Inc., Cl. A†	1,400,724

		1,401,817

	Equipment and Supplies — 5.3%
2,000	AZZ Inc.	76,860
709,100	Capstone Turbine Corp.†	631,099
137,781	CIRCOR International Inc.	5,454,750
317,549	Core Molding Technologies Inc.†	2,095,823
508,009	Federal Signal Corp.†	3,865,948
308,804	Gerber Scientific Inc., Escrow†(b)	3,088
8,500	Gildemeister AG	171,100
575,000	Interpump Group SpA	4,398,264
20,000	Maezawa Kyuso Industries Co. Ltd.	247,013
89,000	Met-Pro Corp.	862,410
11,800	Mine Safety Appliances Co.	503,978
17,903	Powell Industries Inc.†	743,512
258,566	SL Industries Inc.(a)	4,654,188
36,992	The Eastern Co.	585,213
44,563	The Gorman-Rupp Co.	1,329,314
15,000	The Greenbrier Companies Inc.†	242,550
309,615	The L.S. Starrett Co., Cl. A(a)	3,003,266
48,979	Titan Machinery Inc.†	1,209,781
142,000	TransAct Technologies Inc.	1,025,240
55,500	Vicor Corp.†	300,810
27,000	WaterFurnace Renewable Energy Inc.	391,957

		31,796,164

	Financial Services — 7.5%
49,400	Anchor Bancorp.†	744,458
45,500	BBCN Bancorp Inc.	526,435
13,000	Berkshire Bancorp Inc.	106,600
3,900	Berkshire Hills Bancorp Inc.	93,054
500	BKF Capital Group Inc.†	525
75	Burke & Herbert Bank and Trust Co.	164,925
40,000	Capital Financial Holdings Inc.†	2,798
6,791	Capitol Federal Financial Inc.	79,387
29,000	Crazy Woman Creek Bancorp Inc.†	210,395
450,010	Epoch Holding Corp.	12,555,279
261	Farmers & Merchants Bank of Long Beach	1,124,910
10,858	Fidelity Southern Corp.†	103,694
183,600	Flushing Financial Corp.	2,816,424
10	Guaranty Corp., Cl. A†	501,250
125,710	Hallmark Financial Services†	1,180,417

Shares		Market Value
6,600	Hampden Bancorp Inc.	$99,066
16,000	Hancock Holding Co.	507,840
39,900	Heritage Financial Group Inc.	550,221
66,137	Hudson Valley Holding Corp.	1,029,753
175,723	JMP Group Inc.	1,066,639
90,843	KKR & Co. LP	1,383,539
25,000	Knight Capital Group Inc., Cl. A†	87,750
148,462	Meadowbrook Insurance Group Inc.	858,110
95,000	Medallion Financial Corp.	1,115,300
11,055	New York Community Bancorp Inc.	144,821
28,500	Newport Bancorp Inc.†	469,680
5,697	Northrim BanCorp Inc.	129,037
40,000	Oritani Financial Corp.	612,800
6,000	Provident New York Bancorp	55,860
45,300	Pzena Investment Management Inc., Cl. A	244,620
30,000	Simplicity Bancorp Inc.	448,500
416,838	Steel Excel Inc.†	10,400,108
11	Sunwest Bank†	292,325
288,800	SWS Group Inc.†	1,527,752
11,000	The Ziegler Companies Inc.†	270,600
7,500	Tree.com Inc.	135,225
55,000	Trustco Bank Corp NY	290,400
45,900	Washington Trust Bancorp Inc.	1,207,629
87,100	Westfield Financial Inc.	629,733
38,100	Wilshire Bancorp Inc.†	223,647
100,000	WisdomTree Investments Inc.†	612,000
30,000	Xenith Bankshares Inc.†	136,500

		44,740,006

	Food and Beverage — 3.8%
2,300	Andrew Peller Ltd., Cl. A	23,354
200	Annie’s Inc.†	6,686
61,000	Calavo Growers Inc.	1,537,810
127,921	Caribou Coffee Co. Inc.†	2,071,041
28,000	Diamond Foods Inc.	382,760
82,786	Farmer Brothers Co.†	1,194,602
21,000	Feihe International Inc.†	138,600
1,100	Hanover Foods Corp., Cl. A	105,600
149,900	Inventure Foods Inc.†	972,851
1,500	J & J Snack Foods Corp.	95,910
228,300	Lifeway Foods Inc.	1,995,342
13,000	MGP Ingredients Inc.	44,460
7,800	Rock Field Co. Ltd.	129,557
5,900	Scheid Vineyards Inc., Cl. A†	85,550
305,000	Smart Balance Inc.†	3,934,500
162,000	Snyders-Lance Inc.	3,905,820
4,000	Spartan Stores Inc.	61,440
19,500	The Boston Beer Co. Inc., Cl. A†	2,621,775
45,000	The Hain Celestial Group Inc.†	2,439,900
270,000	Tingyi (Cayman Islands) Holding Corp.	750,692
280,000	Vitasoy International Holdings Ltd.	286,111
23,000	Willamette Valley Vineyards Inc.†	84,870

		22,869,231

	Health Care — 9.1%
32,960	Accuray Inc.†	211,933
5,000	Alere Inc.†	92,500
80,000	AngioDynamics Inc.†	879,200
13,800	ArthroCare Corp.†	477,342
343,372	Biolase Inc.†	635,237
72,000	Bio-Reference Laboratories Inc.†	2,065,680
40,000	BioScrip Inc.†	430,800
10,000	Boiron SA	345,433
402,039	Cantel Medical Corp.	11,952,619
21,000	Cardica Inc.†	23,100
110,000	CardioNet Inc.†	250,800
98,500	Cardiovascular Systems Inc.†	1,236,175
62,500	Cepheid Inc.†	2,113,125
116,800	Cutera Inc.†	1,051,200
59,000	Cynosure Inc., Cl. A†	1,422,490
3,700	DexCom Inc.†	50,357

See accompanying notes to schedule of investments.

3

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
31,963	DGT Holdings Corp.†	$418,076
136,300	Exactech Inc.†	2,310,285
41,049	Heska Corp.	332,497
1,422	ICU Medical Inc.†	86,642
10,000	Indevus Pharmaceuticals Inc., Escrow†(b)	11,000
548,400	InfuSystems Holdings Inc.†	822,600
172,500	IntriCon Corp.†	695,175
33,749	LeMaitre Vascular Inc.	193,719
230,000	Lexicon Pharmaceuticals Inc.†	510,600
9,000	MAKO Surgical Corp.†	115,830
65,000	Meridian Bioscience Inc.	1,316,250
87,500	Neogen Corp.†	3,965,500
4,600	NeoGenomics Inc.†	11,408
1,000	Nutraceutical International Corp.	16,540
44,612	Omnicell Inc.†	663,380
50,000	Opko Health Inc.†	240,500
17,500	Orthofix International NV†	688,275
132,800	Pain Therapeutics Inc.	359,888
200,000	Palomar Medical Technologies Inc.†	1,842,000
2,500	PreMD Inc.†	3
152,561	Quidel Corp.†	2,848,314
444,738	Rochester Medical Corp.†	4,482,959
69,000	RTI Biologics Inc.†	294,630
37,000	Skilled Healthcare Group Inc., Cl. A†	235,690
213,900	Strategic Diagnostics Inc.†	228,873
95,000	Syneron Medical Ltd.†	823,650
2,000	Targanta Therapeutics Corp., Escrow†(b)	1,280
125,000	Trinity Biotech plc, ADR	1,802,500
81,000	United-Guardian Inc.	1,570,590
5,000	Uroplasty Inc.†	16,150
5,174	Utah Medical Products Inc.	186,523
133,940	Vascular Solutions Inc.†	2,116,252
42,800	Young Innovations Inc.	1,686,748

		54,132,318

	Hotels and Gaming — 2.0%
60,700	Boyd Gaming Corp.†	403,048
73,540	Churchill Downs Inc.	4,886,733
262,000	Dover Downs Gaming & Entertainment Inc.	576,400
2,500	Florida Gaming Corp.†	225
330,522	Morgans Hotel Group Co.†	1,831,092
8,500	Multimedia Games Holding Co. Inc.†	125,035
140,000	Pinnacle Entertainment Inc.†	2,216,200
6,790	Ryman Hospitality Properties Inc.	261,151
141,000	The Marcus Corp.	1,758,270

		12,058,154

	Machinery — 2.0%
86,044	Astec Industries Inc.	2,867,847
6,500	Bolzoni SpA	17,657
11,000	DXP Enterprises Inc.†	539,770
134,000	Flow International Corp.†	469,000
147,000	Global Power Equipment Group Inc.	2,521,050
6,000	Hardinge Inc.	59,640
108,111	Key Technology Inc.†	1,128,679
6,000	Lindsay Corp.	480,720
50,300	Tennant Co.	2,210,685
14,800	The Middleby Corp.†	1,897,508

		12,192,556

	Manufactured Housing and Recreational Vehicles — 0.6%
14,159	Arctic Cat Inc.†	472,769
24,001	Cavco Industries Inc.†	1,199,570
54,900	Nobility Homes Inc.†	269,010
76,085	Skyline Corp.†	308,905
61,000	Winnebago Industries Inc.†	1,044,930

		3,295,184

Shares		Market Value
	Metals and Mining — 1.0%
87,400	5N Plus Inc.†	$235,480
650,000	Alkane Resources Ltd.†	458,997
20,000	Camino Minerals Corp.†	1,810
100,000	Duluth Metals Ltd.†	248,316
178,800	Materion Corp.	4,609,464
600,000	Tanami Gold NL†	339,574

		5,893,641

	Paper and Forest Products — 0.2%
14,669	Keweenaw Land Association Ltd.†	1,101,202

	Publishing — 1.6%
171,300	Belo Corp., Cl. A	1,313,871
124,000	Cambium Learning Group Inc.†	137,640
810,000	Il Sole 24 Ore SpA†	562,916
1,140,000	Journal Communications Inc., Cl. A†	6,167,400
145,000	The E.W. Scripps Co., Cl. A†	1,567,450

		9,749,277

	Real Estate — 1.4%
30,000	Ambase Corp.	29,400
8,500	Bresler & Reiner Inc.†	2,890
17,800	Capital Properties Inc., Cl. A	127,626
6,000	Capital Properties Inc., Cl. B(b)(c)	43,020
92,000	Cohen & Steers Inc.	2,803,240
90,988	Griffin Land & Nurseries Inc.	2,456,676
1,360	Gyrodyne Co. of America Inc.	98,025
6,900	Holobeam Inc.†	141,967
132,500	Reading International Inc., Cl. A†	796,325
56,300	Reading International Inc., Cl. B†	380,025
2,508	Royalty LLC†(b)(c)	7,550
50,000	Tejon Ranch Co.†	1,404,000

		8,290,744

	Restaurants — 2.7%
16,399	Biglari Holdings Inc.†	6,395,938
90,500	Denny’s Corp.†	441,640
134,143	Famous Dave’s of America Inc.†	1,232,774
184,106	Nathan’s Famous Inc.†	6,204,372
56,000	The Cheesecake Factory Inc.	1,832,320

		16,107,044

	Retail — 2.6%
45,000	Aaron’s Inc.†	1,272,600
80,000	Big 5 Sporting Goods Corp.	1,048,000
7,000	Casual Male Retail Group Inc.†	29,400
107,500	Coldwater Creek Inc.†	517,075
171,437	Hot Topic Inc.	1,654,367
169,200	Ingles Markets Inc., Cl. A	2,920,392
323,800	Krispy Kreme Doughnuts Inc.†	3,037,244
15,800	Movado Group Inc.	484,744
2,000	Orchard Supply Hardware Stores Corp., Cl. A†	14,820
28,000	Pier 1 Imports Inc.	560,000
74,300	Rush Enterprises Inc., Cl. A†	1,535,781
57,500	Rush Enterprises Inc., Cl. B†	995,325
46,000	The Bon-Ton Stores Inc.	557,520
20,000	Village Super Market Inc., Cl. A	657,200
100	Winmark Corp.	5,700

		15,290,168

	Semiconductors — 0.6%
236,160	Cascade Microtech Inc.†	1,322,496
127,500	Entegris Inc.†	1,170,450
93,700	IXYS Corp.	856,418
4,000	PLX Technology Inc.†	14,520
66,666	Rubicon Ltd.†	15,977

		3,379,861

	Specialty Chemicals — 1.8%
63,000	Chemtura Corp.†	1,339,380
802,800	Ferro Corp.†	3,355,704

See accompanying notes to schedule of investments.

4

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
267,226	General Chemical Group Inc.†(a)	$7,215
19,500	Hawkins Inc.	753,480
4,000	Minerals Technologies Inc.	159,680
242,000	OMNOVA Solutions Inc.†	1,696,420
888	Penford Corp.†	6,553
251,500	Zep Inc.	3,631,660

		10,950,092

	Telecommunications — 1.9%
67,100	Atlantic Tele-Network Inc.	2,463,241
350,000	Cincinnati Bell Inc.†	1,918,000
294	Consolidated Communications Holdings Inc.	4,680
1,000	Electronic Systems Technology Inc.†	250
71,600	HickoryTech Corp.	696,668
250	Horizon Telecom Inc., Cl. B	13,500
37,000	Ixia†	628,260
56,100	New ULM Telecom Inc.	336,600
4,100	North State Telecommunications Corp., Cl. A	287,000
7,788	Preformed Line Products Co.	462,763
39,300	Primus Telecommunications Group Inc.	427,191
244,500	Shenandoah Telecommunications Co.	3,743,295
35,144	Telular Corp.	332,814
17,875	Windstream Corp.	148,005

		11,462,267

	Transportation — 0.3%
8,200	PHI Inc.†	258,300
102,308	Providence and Worcester Railroad Co.	1,423,104
1	Trailer Bridge Inc.†(b)	465

		1,681,869

	TOTAL COMMON STOCKS	529,594,238

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG Pfd	777,719

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Cv., Pfd., Ser. 2003 †(b)	15,200

	RIGHTS — 0.1%
	Health Care — 0.1%
300,000	Adolor Corp., expire 07/01/19†(b)	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†(b)	190,000

	TOTAL RIGHTS	346,000

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 01/18/13†(b)(c)	0

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†(b)	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†(b)	0

		0

	TOTAL WARRANTS	0

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 11.1%
$66,439,000	U.S. Treasury Bills, 0.070% to 0.150%††, 02/07/13 to 06/20/13	$66,419,864

	TOTAL INVESTMENTS — 100.0% (Cost $490,409,691)	$597,153,021

	Aggregate tax cost	$491,482,802

	Gross unrealized appreciation	$147,150,175
	Gross unrealized depreciation	(41,479,956)

	Net unrealized appreciation/depreciation	$105,670,219

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2012, the market value of fair valued securities amounted to $427,614 or 0.07% of total investments.

(c)

At December 31, 2012, the Fund held investments in restricted and illiquid securities amounting to $50,570 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/12 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$7.1700
2,508	Royalty LLC	09/09/03	—	3.0104
6,667	Duluth Metals Ltd., Warrants expire 01/18/13	08/19/11	—	—

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

5

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 4.2%
42,950	AAR Corp.	$802,306
26,100	Hexcel Corp.†	703,656

		1,505,962

	Building and Construction — 4.6%
20,950	Aegion Corp.†	464,880
14,400	Builders FirstSource Inc.†	80,352
18,550	Dycom Industries Inc.†	367,290
33,600	MYR Group Inc.†	747,600

		1,660,122

	Business Services — 7.5%
21,950	ABM Industries Inc.	437,902
23,800	Checkpoint Systems Inc.†	255,612
15,350	Convergys Corp.	251,893
19,550	FTI Consulting Inc.†	645,150
5,400	G & K Services Inc., Cl. A	184,410
10,750	KAR Auction Services Inc.	217,580
6,600	McGrath RentCorp	191,532
30,450	PRGX Global Inc.†	196,403
11,400	The Active Network Inc.†	55,974
8,700	The Brink’s Co.	248,211

		2,684,667

	Communications Equipment — 0.1%
6,300	Symmetricom Inc.†	36,351

	Computer Hardware — 1.3%
46,700	QLogic Corp.†	454,391

	Computer Software and Services — 7.7%
11,200	Akamai Technologies Inc.†	458,192
2,400	Belden Inc.	107,976
14,600	Bottomline Technologies Inc.†	385,294
26,500	Callidus Software Inc.†	120,310
9,800	Constant Contact Inc.†	139,258
16,300	Heartland Payment Systems Inc.	480,850
4,200	Informatica Corp.†	127,344
3,800	Mercury Systems Inc.†	34,960
14,500	Netscout Systems Inc.†	376,855
5,400	Parametric Technology Corp.†	121,554
18,700	Progress Software Corp.†	392,513

		2,745,106

	Consumer Products — 2.4%
12,850	A. T. Cross Co., Cl. A†	138,523
9,900	ACCO Brands Corp.†	72,666
9,000	Hanesbrands Inc.†	322,380
7,150	Knoll Inc.	109,824
9,200	True Religion Apparel Inc.	233,864

		877,257

	Diversified Industrial — 7.6%
18,700	Badger Meter Inc.	886,567
8,250	Barnes Group Inc.	185,295
24,160	Columbus McKinnon Corp.†	399,123
16,800	Furmanite Corp.†	90,216
3,738	Griffon Corp.	42,837
5,400	Itron Inc.†	240,570
6,550	Kaydon Corp.	156,742
7,550	Kennametal Inc.	302,000
24,100	Sealed Air Corp.	421,991

		2,725,341

	Electronics — 9.1%
6,500	Avnet Inc.†	198,965
58,550	Electro Scientific Industries Inc.	582,572
19,600	General Cable Corp.†	596,036
7,450	International Rectifier Corp.†	132,089
2,800	Molex Inc.	76,524

Shares		Market Value
45,400	Newport Corp.†	$610,630
4,100	Park Electrochemical Corp.	105,493
18,500	TTM Technologies Inc.†	170,200
14,750	Vishay Intertechnology Inc.†	156,793
16,200	Woodward Inc.	617,706

		3,247,008

	Energy and Utilities — 8.9%
20,000	Approach Resources Inc.†	500,200
22,400	Comstock Resources Inc.†	338,912
12,600	Energy XXI Bermuda Ltd.	405,594
31,600	Goodrich Petroleum Corp.†	294,512
5,750	Gulf Island Fabrication Inc.	138,173
11,750	Matrix Service Co.†	135,125
37,500	Newpark Resources Inc.†	294,375
32,900	Patterson-UTI Energy Inc.	612,927
39,650	PetroQuest Energy Inc.†	196,268
16,550	Pike Electric Corp.	158,053
10,900	Tesco Corp.†	124,151

		3,198,290

	Entertainment — 0.6%
15,200	RealD Inc.†	170,392
4,850	Take-Two Interactive Software Inc.†	53,399

		223,791

	Equipment and Supplies — 3.6%
4,100	CIRCOR International Inc.	162,319
10,700	Crown Holdings Inc.†	393,867
7,250	GrafTech International Ltd.†	68,077
11,150	Mine Safety Appliances Co.	476,217
4,600	Moog Inc., Cl. A†	188,738

		1,289,218

	Financial Services — 13.9%
5,450	Anchor Bancorp.†	82,131
4,900	BancorpSouth Inc.	71,246
9,000	BankUnited Inc.	219,960
11,750	BBCN Bancorp Inc.	135,947
4,600	Berkshire Hills Bancorp Inc.	109,756
10,500	Boston Private Financial Holdings Inc.	94,605
27,650	Brown & Brown Inc.	703,969
12,300	Cardinal Financial Corp.	200,121
9,700	Columbia Banking System Inc.	174,018
7,050	Fidelity National Financial Inc., Cl. A	166,027
3,900	Financial Institutions Inc.	72,657
14,300	Flushing Financial Corp.	219,362
12,600	Glacier Bancorp Inc.	185,346
3,900	HF Financial Corp.	51,246
11,784	Hudson Valley Holding Corp.	183,477
11,100	Investors Bancorp Inc.	197,358
4,750	National Penn Bancshares Inc.	44,270
4,750	OceanFirst Financial Corp.	65,313
2,900	Old National Bancorp	34,423
14,850	Oriental Financial Group Inc.	198,248
7,600	Oritani Financial Corp.	116,432
9,750	Sterling Bancorp	88,823
12,200	Stifel Financial Corp.†	390,034
14,200	Trustco Bank Corp NY	74,976
7,750	Umpqua Holdings Corp.	91,373
23,200	ViewPoint Financial Group Inc.	485,808
12,700	Washington Federal Inc.	214,249
8,800	Washington Trust Bancorp Inc.	231,528
14,000	Xenith Bankshares Inc.†	63,700

		4,966,403

	Health Care — 7.3%
9,050	AngioDynamics Inc.†	99,459
4,800	ArthroCare Corp.†	166,032
2,100	ICU Medical Inc.†	127,953
11,050	Omnicare Inc.	398,905

See accompanying notes to schedule of investments.

6

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,350	Omnicell Inc.†	$79,555
23,050	Patterson Companies Inc.	789,002
4,225	Rochester Medical Corp.†	42,588
5,600	STERIS Corp.	194,488
2,950	Teleflex Inc.	210,365
3,800	Thoratec Corp.†	142,576
16,900	VCA Antech Inc.†	355,745

		2,606,668

	Machinery — 2.6%
16,500	Briggs & Stratton Corp.	347,820
15,150	Flow International Corp.†	53,025
15,000	Trinity Industries Inc.	537,300

		938,145

	Metals and Mining — 2.2%
9,650	Carpenter Technology Corp.	498,229
21,300	Globe Specialty Metals Inc.	292,875

		791,104

	Publishing — 0.1%
1,600	Meredith Corp.	55,120

	Retail — 6.8%
4,250	American Eagle Outfitters Inc.	87,167
9,200	Big 5 Sporting Goods Corp.	120,520
32,250	Ethan Allen Interiors Inc.	829,147
20,300	Penske Automotive Group Inc.	610,827
21,200	Rush Enterprises Inc., Cl. A†	438,204
30,850	The Jones Group Inc.	341,201

		2,427,066

	Semiconductors — 6.0%
29,100	ATMI Inc.†	607,608
20,300	Brooks Automation Inc.	163,415
18,400	Cascade Microtech Inc.†	103,040
18,700	Entegris Inc.†	171,666
81,300	FormFactor Inc.†	370,728
28,800	Intersil Corp., Cl. A	238,752
35,900	ON Semiconductor Corp.†	253,095

Shares		Market Value
6,100	Ultratech Inc.†	$227,530

		2,135,834

	Specialty Chemicals — 1.0%
23,669	Ferro Corp.†	98,936
7,500	PolyOne Corp.	153,150
8,500	Zep Inc.	122,740

		374,826

	Telecommunications — 1.6%
4,650	Atlantic Tele-Network Inc.	170,701
19,500	Polycom Inc.†	203,970
25,600	Sierra Wireless Inc.†	203,264

		577,935

	TOTAL COMMON STOCKS	35,520,605

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$305,000	U.S. Treasury Bills, 0.090% to 0.125%††, 04/11/13 to 06/20/13	304,876

	TOTAL INVESTMENTS — 100.0% (Cost $34,269,736)	$35,825,481

	Aggregate tax cost	$34,875,509

	Gross unrealized appreciation	$3,763,308
	Gross unrealized depreciation	(2,813,336)

	Net unrealized appreciation/depreciation	$949,972

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

7

TETON Westwood Income Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.3%
	Agriculture — 0.4%
1,000	Archer Daniels Midland Co.	$27,390

	Banking — 3.3%
4,000	Bank of America Corp.	46,400
4,000	U.S. Bancorp	127,760
5,042	Valley National Bancorp	46,891

		221,051

	Computer Hardware — 0.8%
100	Apple Inc.	53,303

	Consumer Products — 2.1%
2,200	Tupperware Brands Corp.	141,020

	Diversified Industrial — 5.9%
6,000	General Electric Co.	125,940
2,000	Honeywell International Inc.	126,940
5,000	Tyco International Ltd.	146,250

		399,130

	Electronics — 2.4%
8,000	Intel Corp.	165,040

	Energy and Utilities: Integrated — 0.8%
1,334	FirstEnergy Corp.	55,708

	Energy and Utilities: Natural Gas — 3.5%
1,500	Enterprise Products Partners LP	75,120
6,000	Spectra Energy Corp.	164,280

		239,400

	Energy and Utilities: Oil — 6.3%
1,500	Chevron Corp.	162,210
2,500	ConocoPhillips	144,975
2,250	Phillips 66	119,475

		426,660

	Energy and Utilities: Services — 4.1%
5,000	Halliburton Co.	173,450
1,000	Noble Corp.	34,820
1,500	Transocean Ltd.†	66,975

		275,245

	Energy and Utilities: Water — 3.6%
6,500	American Water Works Co. Inc.	241,345

	Environmental Services — 1.0%
2,000	Waste Management Inc.	67,480

	Financial Services — 10.4%
4,000	American International Group Inc.†	141,200
800	BlackRock Inc.	165,368
2,700	Citigroup Inc.	106,812
2,000	JPMorgan Chase & Co.	87,940
6,000	Wells Fargo & Co.	205,080

		706,400

	Food and Beverage — 12.5%
7,000	ConAgra Foods Inc.	206,500
6,522	General Mills Inc.	263,554
2,000	Kraft Foods Group Inc.	90,940
6,000	Mondelez International Inc., Cl. A	152,820
2,000	PepsiCo Inc.	136,860

		850,674

	Health Care — 14.3%
2,000	Abbott Laboratories	131,000
2,000	AstraZeneca plc, ADR	94,540

Shares		Market Value
3,783	Bristol-Myers Squibb Co.	$123,288
1,000	Eli Lilly & Co.	49,320
1,500	Johnson & Johnson	105,150
2,520	Mead Johnson Nutrition Co.	166,043
3,000	Merck & Co. Inc.	122,820
6,940	Pfizer Inc.	174,055

		966,216

	Machinery — 2.0%
5,000	Xylem Inc.	135,500

	Metals and Mining — 2.0%
3,000	Newmont Mining Corp.	139,320

	Paper and Forest Products — 3.1%
5,200	International Paper Co.	207,168

	Real Estate Investment Trusts — 1.7%
5,000	Starwood Property Trust Inc.	114,800

	Retail — 1.8%
2,000	The Home Depot Inc.	123,700

	Specialty Chemicals — 4.5%
1,500	Air Products & Chemicals Inc.	126,030
4,000	E. I. du Pont de Nemours and Co.	179,880

		305,910

	Telecommunications — 3.9%
4,000	AT&T Inc.	134,840
3,000	Verizon Communications Inc.	129,810

		264,650

	Wireless Communications — 1.9%
5,000	Vodafone Group plc, ADR	125,950

	TOTAL COMMON STOCKS	6,253,060

	PREFERRED STOCKS — 0.9%
	Financial Services — 0.9%
2,285	Bank One Capital Trust VI, 7.200% Pfd	58,702

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
$465,000	U.S. Treasury Bills, 0.100% to 0.145%††, 01/31/13 to 04/18/13	464,945

	TOTAL INVESTMENTS — 100.0% (Cost $6,008,401)	$6,776,707

	Aggregate tax cost	$6,008,557

	Gross unrealized appreciation	$964,444
	Gross unrealized depreciation	(196,294)

	Net unrealized appreciation/depreciation	$768,150

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

8

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.4%
	Aerospace — 4.3%
22,100	General Dynamics Corp.	$1,530,867
19,900	The Boeing Co.	1,499,664

		3,030,531

	Automotive — 2.1%
52,300	General Motors Co.†	1,507,809

	Automotive: Parts and Accessories — 1.0%
10,900	Genuine Parts Co.	693,022

	Banking — 8.8%
127,100	Bank of America Corp.	1,474,360
39,200	CIT Group Inc.†	1,514,688
32,984	JPMorgan Chase & Co.	1,450,306
51,600	Wells Fargo & Co.	1,763,688

		6,203,042

	Cable and Satellite — 2.1%
38,600	Comcast Corp., Cl. A	1,442,868

	Communications Equipment — 3.0%
108,200	Cisco Systems Inc.	2,126,130

	Computer Software and Services — 7.1%
57,000	EMC Corp.†	1,442,100
80,000	Microsoft Corp.	2,138,400
41,900	Oracle Corp.	1,396,108

		4,976,608

	Diversified Industrial — 2.0%
22,100	Honeywell International Inc.	1,402,687

	Electronics — 3.1%
70,100	Intel Corp.	1,446,163
18,900	TE Connectivity Ltd.	701,568

		2,147,731

	Energy: Integrated — 2.0%
32,600	American Electric Power Co. Inc.	1,391,368

	Energy: Natural Gas — 2.0%
23,800	EQT Corp.	1,403,724

	Energy: Oil — 9.2%
19,000	Anadarko Petroleum Corp.	1,411,890
13,000	Chevron Corp.	1,405,820
47,400	Marathon Oil Corp.	1,453,284
28,510	Occidental Petroleum Corp.	2,184,151

		6,455,145

	Entertainment — 4.1%
28,800	The Walt Disney Co.	1,433,952
30,100	Time Warner Inc.	1,439,683

		2,873,635

	Equipment and Supplies — 1.0%
4,900	Flowserve Corp.	719,320

	Financial Services — 11.4%
17,800	ACE Ltd.	1,420,440
26,200	Aflac Inc.	1,391,744

Shares		Market Value
42,600	American International Group Inc.†	$1,503,780
11,700	Ameriprise Financial Inc.	732,771
36,000	Hartford Financial Services Group Inc.	807,840
45,600	MetLife Inc.	1,502,064
9,500	The Travelers Companies Inc.	682,290

		8,040,929

	Food and Beverage — 4.0%
34,700	General Mills Inc.	1,402,227
20,600	PepsiCo Inc.	1,409,658

		2,811,885

	Health Care — 18.3%
21,900	Abbott Laboratories	1,434,450
22,100	Baxter International Inc.	1,473,186
36,200	Cardinal Health Inc.	1,490,716
25,100	Covidien plc	1,449,274
31,200	Johnson & Johnson	2,187,120
32,900	Merck & Co. Inc.	1,346,926
22,800	Novartis AG, ADR	1,443,240
28,500	Pfizer Inc.	714,780
35,500	Teva Pharmaceutical Industries Ltd., ADR	1,325,570

		12,865,262

	Retail — 6.9%
9,845	Advance Auto Parts Inc.	712,286
28,900	CVS Caremark Corp.	1,397,315
23,500	Target Corp.	1,390,495
20,100	Wal-Mart Stores Inc.	1,371,423

		4,871,519

	Specialty Chemicals — 2.0%
43,900	The Dow Chemical Co.	1,418,848

	Transportation — 2.0%
11,200	Union Pacific Corp.	1,408,064

	Wireless Communications — 2.0%
56,200	Vodafone Group plc, ADR	1,415,678

	TOTAL COMMON STOCKS	69,205,805

	SHORT-TERM INVESTMENTS — 1.6%
	Mutual Funds — 1.6%
1,158,766	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	1,158,766

	TOTAL INVESTMENTS — 100.0% (Cost $60,839,672)	$70,364,571

	Aggregate tax cost	$60,987,988

	Gross unrealized appreciation	$11,057,087
	Gross unrealized depreciation	(1,680,504)

	Net unrealized appreciation/depreciation	$9,376,583

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

9

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 62.0%
	Aerospace — 2.4%
15,500	General Dynamics Corp.	$1,073,685
14,500	The Boeing Co.	1,092,720

		2,166,405

	Automotive — 1.8%
54,800	General Motors Co.†	1,579,884

	Automotive: Parts and Accessories — 0.6%
8,100	Genuine Parts Co.	514,998

	Banking — 5.4%
105,500	Bank of America Corp.	1,223,800
28,900	CIT Group Inc.†	1,116,696
24,196	JPMorgan Chase & Co.	1,063,898
40,300	Wells Fargo & Co.	1,377,454

		4,781,848

	Cable and Satellite — 1.2%
28,900	Comcast Corp., Cl. A	1,080,282

	Communications Equipment — 1.8%
80,000	Cisco Systems Inc.	1,572,000

	Computer Software and Services — 4.3%
45,100	EMC Corp.†	1,141,030
59,000	Microsoft Corp.	1,577,070
32,800	Oracle Corp.	1,092,896

		3,810,996

	Diversified Industrial — 1.4%
20,200	Honeywell International Inc.	1,282,094

	Electronics — 2.0%
49,900	Intel Corp.	1,029,437
18,800	TE Connectivity Ltd.	697,856

		1,727,293

	Energy: Integrated — 1.2%
24,500	American Electric Power Co. Inc.	1,045,660

	Energy: Natural Gas — 1.4%
20,400	EQT Corp.	1,203,192

	Energy: Oil — 5.4%
14,000	Anadarko Petroleum Corp.	1,040,340
9,400	Chevron Corp.	1,016,516
37,000	Marathon Oil Corp.	1,134,420
20,000	Occidental Petroleum Corp.	1,532,200

		4,723,476

	Entertainment — 2.7%
22,500	The Walt Disney Co.	1,120,275
25,600	Time Warner Inc.	1,224,448

		2,344,723

	Equipment and Supplies — 0.7%
4,100	Flowserve Corp.	601,880

	Financial Services — 7.1%
14,300	ACE Ltd.	1,141,140
22,700	Aflac Inc.	1,205,824
35,600	American International Group Inc.†	1,256,680
8,700	Ameriprise Financial Inc.	544,881
24,600	Hartford Financial Services Group Inc.	552,024
32,700	MetLife Inc.	1,077,138
7,300	The Travelers Companies Inc.	524,286

		6,301,973

	Food and Beverage — 2.4%
28,000	General Mills Inc.	1,131,480

Shares		Market Value
14,500	PepsiCo Inc.	$992,235

		2,123,715

	Health Care — 11.7%
15,300	Abbott Laboratories	1,002,150
16,400	Baxter International Inc.	1,093,224
26,800	Cardinal Health Inc.	1,103,624
23,100	Covidien plc	1,333,794
25,100	Johnson & Johnson	1,759,510
24,400	Merck & Co. Inc.	998,936
20,200	Novartis AG, ADR	1,278,660
25,500	Pfizer Inc.	639,540
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,090,328

		10,299,766

	Retail — 4.4%
7,765	Advance Auto Parts Inc.	561,798
24,400	CVS Caremark Corp.	1,179,740
16,700	Target Corp.	988,139
17,100	Wal-Mart Stores Inc.	1,166,733

		3,896,410

	Specialty Chemicals — 1.3%
35,200	The Dow Chemical Co.	1,137,664

	Transportation — 1.6%
11,000	Union Pacific Corp.	1,382,920

	Wireless Communications — 1.2%
41,800	Vodafone Group plc, ADR	1,052,942

	TOTAL COMMON STOCKS	54,630,121

Principal Amount
	CORPORATE BONDS — 20.5%
	Banking — 4.9%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,321,510
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	841,387
1,125,000	Citigroup Inc., MTN, 5.500%, 10/15/14	1,207,464
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	926,562

		4,296,923

	Computer Software and Services — 0.9%
750,000	Oracle Corp., 4.950%, 04/15/13.	759,679

	Diversified Industrial — 1.4%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,204,596

	Electronics — 1.8%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,062,382
500,000	Texas Instruments Inc., 1.650%, 08/03/19	499,656

		1,562,038

	Energy: Integrated — 0.6%
500,000	The Southern Co., 4.150%, 05/15/14	523,937

See accompanying notes to schedule of investments.

10

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Energy: Natural Gas — 1.1%
$1,000,000	Apache Corp., 5.250%, 04/15/13	$1,013,145

	Energy: Oil — 2.7%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,152,102
500,000	Marathon Oil Corp., 5.900%, 03/15/18	605,434
500,000	XTO Energy Inc., 6.500%, 12/15/18	654,383

		2,411,919

	Financial Services — 1.2%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	1,055,117

	Food and Beverage — 1.1%
950,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	949,918

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	796,885

	Real Estate Investment Trusts — 0.8%
700,000	Vornado Realty LP, 4.250%, 04/01/15	740,307

	Retail — 0.9%
800,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	831,325

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	1,178,259

	Wireless Communications — 0.9%
750,000	Vodafone Group plc, 4.150%, 06/10/14	787,172

	TOTAL CORPORATE BONDS	18,111,220

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
	Federal Home Loan Mortgage Corp. — 2.0%
1,500,000	3.750%, 03/27/19	1,736,323

	Federal National Mortgage Association — 4.1%
1,000,000	0.750%, 12/18/13	1,006,001
1,500,000	5.000%, 04/15/15	1,660,153
775,000	5.375%, 06/12/17	932,863

		3,599,017

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,335,340

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.7%
	U.S. Treasury Inflation Indexed Notes — 4.6%
$1,374,504	2.500%, 07/15/16	$1,580,451
969,669	2.125%, 01/15/19	1,178,213
1,069,710	1.375%, 01/15/20	1,269,003

		4,027,667

	U.S. Treasury Notes — 3.1%
750,000	0.750%, 08/15/13	752,929
1,000,000	3.625%, 08/15/19	1,164,610
750,000	3.375%, 11/15/19	862,441

		2,779,980

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,807,647

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	Mutual Funds — 3.7%
3,257,356	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	3,257,356

	TOTAL INVESTMENTS — 100.0% (Cost $77,344,016)	$88,141,684

	Aggregate tax cost	$77,819,179

	Gross unrealized appreciation	$12,093,744
	Gross unrealized depreciation	(1,771,239)

	Net unrealized appreciation/depreciation	$10,322,505

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to schedule of investments.

11

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2012 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 34.4%
	Aerospace — 0.9%
$200,000	The Boeing Co., 6.000%, 03/15/19	$249,450

	Banking — 4.1%
300,000	Bank of America Corp., 5.375%, 06/15/14	317,162
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	252,416
250,000	Citigroup Inc., MTN, 5.500%, 10/15/14	268,325
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	247,083

		1,084,986

	Computer Hardware — 1.4%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	374,291

	Computer Software and Services — 1.5%
250,000	Microsoft Corp., 1.625%, 09/25/15	257,431
150,000	Oracle Corp., 4.950%, 04/15/13	151,936

		409,367

	Diversified Industrial — 0.9%
250,000	General Electric Co., 5.000%, 02/01/13	250,957

	Electronics — 2.0%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	226,662
300,000	Texas Instruments Inc., 1.650%, 08/03/19	299,794

		526,456

	Energy and Utilities: Electric Integrated — 1.9%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	342,148
150,000	The Southern Co., 4.150%, 05/15/14	157,181

		499,329

	Energy and Utilities: Natural Gas — 0.8%
200,000	Apache Corp., 5.250%, 04/15/13	202,629

	Energy and Utilities: Oil — 4.6%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	230,420
125,000	Marathon Oil Corp., 5.900%, 03/15/18	151,358
350,000	Occidental Petroleum Corp., 2.700%, 02/15/23	357,903
200,000	Total Capital SA, 3.000%, 06/24/15	211,377
200,000	XTO Energy Inc., 6.500%, 12/15/18	261,753

		1,212,811

	Financial Services — 3.1%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	194,364

Principal Amount		Market Value
$260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	$334,768
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	293,926

		823,058

	Food and Beverage — 3.3%
250,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	249,978
275,000	Bottling Group LLC, 5.125%, 01/15/19	325,138
250,000	Mondelez International Inc., 5.375%, 02/10/20	302,272

		877,388

	Health Care — 1.3%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	348,486

	Metals and Mining — 0.8%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	212,503

	Real Estate Investment Trusts — 1.0%
250,000	Vornado Realty LP, 4.250%, 04/01/15	264,395

	Retail — 2.1%
525,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	545,557

	Semiconductors — 1.4%
350,000	Intel Corp., 3.300%, 10/01/21	371,834

	Telecommunications — 1.9%
500,000	AT&T Inc., 1.700%, 06/01/17	507,489

	Transportation — 1.4%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	235,652
125,000	CSX Corp., 6.250%, 04/01/15	140,044

		375,696

	TOTAL CORPORATE BONDS	9,136,682

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.3%
	Federal Home Loan Bank — 1.1%
250,000	5.375%, 05/18/16	291,426

	Federal Home Loan Mortgage Corp. — 8.5%
525,000	5.000%, 07/15/14	563,390
325,000	5.250%, 04/18/16	376,206
600,000	3.750%, 03/27/19	694,529
600,000	2.375%, 01/13/22	628,081

		2,262,206

	Federal National Mortgage Association — 17.8%
800,000	0.750%, 12/18/13	804,801
750,000	2.750%, 02/05/14	771,690
700,000	2.625%, 11/20/14	731,573
600,000	5.000%, 04/15/15	664,061
500,000	2.375%, 07/28/15	526,008

See accompanying notes to schedule of investments.

12

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2012 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association (Continued)
$800,000	1.125%, 04/27/17	$815,489
275,000	5.375%, 06/12/17	331,016
36,966	Pool #745122, 5.500%, 09/01/20	40,054
36,857	Pool #255554, 5.500%, 01/01/35	40,328

		4,725,020

	Government National Mortgage Association — 0.9%
19,261	Pool #562288, 6.000%, 12/15/33	21,674
42,553	Pool #604946, 5.500%, 01/15/34	46,957
34,054	Pool #604970, 5.500%, 01/15/34	37,578
54,153	Pool #003747, 5.000%, 08/20/35	59,579
52,290	Pool #550728, 5.500%, 11/15/35	57,652

		223,440

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	7,502,092

	U.S. GOVERNMENT OBLIGATIONS — 22.9%
	U.S. Treasury Bills — 3.4%
900,000	U.S. Treasury Bills, 0.130%†, 06/27/13	899,527

Principal Amount		Market Value
	U.S. Treasury Inflation Indexed Notes — 7.6%
$314,988	2.500%, 07/15/16	$362,187
321,810	1.375%, 07/15/18	374,909
296,285	2.125%, 01/15/19	360,009
320,907	1.375%, 01/15/20	380,701
377,090	2.500%, 01/15/29	538,767

		2,016,573

	U.S. Treasury Notes — 11.1%
700,000	1.375%, 01/15/13	700,286
800,000	0.750%, 08/15/13	803,125
675,000	3.250%, 05/31/16	739,230
275,000	3.500%, 02/15/18	313,178
350,000	3.375%, 11/15/19	402,473

		2,958,292

	U.S. Treasury Bonds — 0.8%
150,000	5.375%, 02/15/31	214,148

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,088,540

Shares

	SHORT-TERM INVESTMENTS — 14.4%
	Mutual Funds — 14.4%
3,818,431	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	3,818,431

	TOTAL INVESTMENTS — 100.0% (Cost $25,173,678)	$26,545,745

	Aggregate tax cost	$25,173,678

	Gross unrealized appreciation	$1,477,340
	Gross unrealized depreciation	(105,273)

	Net unrealized appreciation/depreciation	$1,372,067

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments.

13

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2012 is as follows:

14

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/12
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$ 17,399,884	—	$ 5	$ 17,399,889
Business Services	30,837,020	—	3	30,837,023
Cable	152,360	—	0	152,360
Consumer Products	13,479,435	$ 31	—	13,479,466
Diversified Industrial	52,643,812	133,000	—	52,776,812
Educational Services	4,280,804	—	0	4,280,804
Entertainment	2,672,155	—	3	2,672,158
Equipment and Supplies	31,793,076	—	3,088	31,796,164
Financial Services	43,943,633	796,373	—	44,740,006
Health Care	54,120,038	—	12,280	54,132,318
Real Estate	8,240,174	43,020	7,550	8,290,744
Telecommunications	11,448,767	13,500	—	11,462,267
Transportation	1,681,404	—	465	1,681,869
Other Industries(a)	255,892,358	—	—	255,892,358
Total Common Stocks	528,584,920	985,924	23,394	529,594,238
Preferred Stocks(a)	777,719	—	—	777,719
Convertible Preferred Stocks(a)	—	15,200	—	15,200
Rights(a)	—	—	346,000	346,000
Warrants(a)	—	—	0	0
U.S. Government Obligations	—	66,419,864	—	66,419,864
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 529,362,639	$ 67,420,988	$ 369,394	$ 597,153,021

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 35,520,605	—	—	$ 35,520,605
U.S. Government Obligations	—	$ 304,876	—	304,876
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 35,520,605	$304,876	—	$ 35,825,481

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 6,253,060	—	—	$ 6,253,060
Preferred Stocks(a)	58,702	—	—	58,702
U.S. Government Obligations	—	$ 464,945	—	464,945
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 6,311,762	$ 464,945	—	$ 6,776,707

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 69,205,805	—	—	$ 69,205,805
Short-Term Investments	1,158,766	—	—	1,158,766
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 70,364,571	—	—	$ 70,364,571

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 54,630,121	—	—	$ 54,630,121
Corporate Bonds	—	$ 18,111,220	—	18,111,220
U.S. Government Agency Obligations	—	5,335,340	—	5,335,340
U.S. Government Obligations	—	6,807,647	—	6,807,647
Short-Term Investments	3,257,356	—	—	3,257,356
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 57,887,477	$ 30,254,207	—	$ 88,141,684

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$ 9,136,682	—	$ 9,136,682
U.S. Government Agency Obligations	—	7,502,092	—	7,502,092
U.S. Government Obligations	—	6,088,540	—	6,088,540
Short-Term Investments	$ 3,818,431	—	—	3,818,431
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 3,818,431	$ 22,727,314	—	$ 26,545,745

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

15

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

The Funds did not have transfers between Level 1 and Level 2 during the period ended December 31, 2012. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2012 or September 30, 2012 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Mighty Mites Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At December 31, 2012, there were no short sales outstanding for the Mighty Mites Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

16

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held as of December 31, 2012, refer to its Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—
2017	—	585,663	960,910	—	—	—
2018	—	—	1,503,326	13,065,883	1,629,520	—
2019	—	—	62,767	—	—	—
Short-term (post-effective with no expiration)	—	3,119	—	—	—	—

	$—	$588,992	$2,527,003	$13,065,883	$1,629,520	$—

17

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/1/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/1/2013

* Print the name and title of each signing officer under his or her signature.